COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2021
COMMITMENTS AND CONTINGENCIES
Summary of future minimum lease payments required under non-cancelable operating leases

	Capital Leases	Operating Leases
Remainder of 2021	$11	$1,149
2022	43	4,290
2023	4	3,887
2024	—	2,763
2025	—	1,428
Thereafter	—	469
Total minimum lease payments	$58	$13,986
Less: Amount representing interest	(13)
Capital lease obligation	$45